Derivative Liability	12 Months Ended
Dec. 28, 2013
Derivative Liability [Text Block]
7.	Derivative Liability

Derivate liability consists of warrants that were issued in private placements which have exercise prices denominated in a currency other than the Canadian dollar, the Company’s functional currency. This derivative liability is a non-cash liability which the Company is not required to expend any cash to settle. The fair value of the warrants are as follows:

		December 28,	December 31,
	Exercise price	2013	2012
275,506 warrants expired on May 19, 2013	US$1.25	$-	$257,564
533,887 warrants expiring on Oct 14, 2014	US$3.45	-	230,471
		$-	$488,035

The fair value of these warrants was determined using the Black-Scholes option pricing model, using the following assumptions:

	December 28, 2013	December 31, 2012
Volatility	60%	57% - 83%
Dividend yield	-	-
Risk-free interest rate	0.09%	0.14 – 0.72%
Expected life	0.62 years	0.38 – 1.18 yrs.

During the year ended December 28, 2013, 37,500 warrants were exercised and the Company recognized $35,190 of the derivative liability in share capital.